BANK LOANS (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Bank Loans 1	$ 7.8
Bank Loans 2	5.66%
Bank Loans 3	6.09%
Bank Loans 4	6.01%
Bank Loans 5	6.74%
Bank Loans 6	7.74%
Bank Loans 7	$ 0.5
Bank Loans 8	3.1
Bank Loans 9	$ 5.9